NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	12 Months Ended
	Dec. 31, 2013
Level 3 –
Balance	$ 496,827
New Issuance	607,826	[1]
Conversions	(256,472)
Changes in Fair Value	(151,533)
Balance	696,648
Conversion Features - Embedded Derivatives [Member]
Level 3 –
Balance	82,237
New Issuance	336,657	[1]
Conversions	(217,295)
Changes in Fair Value	(44,838)
Balance	156,761
Conversion Features - Tainted Equity [Member]
Level 3 –
Balance	208,971
New Issuance	248,553	[1]
Conversions	(39,177)
Changes in Fair Value	(26,661)
Balance	391,686
Warrants - Tainted Equity [Member]
Level 3 –
Balance	205,619
New Issuance	22,616	[1]
Conversions	0
Changes in Fair Value	(80,034)
Balance	$ 148,201

[1]	$204,114 was recorded as a loss on derivative at issuance. This loss is netted within Gain/Loss on Derivative Liability on the Statement of Operations.